Note 14 - Segment Information - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Net Sales	$ 1,335,769	$ 1,199,581
Operating income (loss)	70,524	(38,079)
Identifiable assets	909,309	848,882
Capital expenditures	65,686	37,728
Depreciation and amortization	30,933	31,235
Continuing Operations [Member]
Net Sales	1,335,769	1,199,581
Operating income (loss)	70,524	(38,079)
Identifiable assets	908,068	847,641
Capital expenditures	66,440	37,629
Depreciation and amortization	30,933	29,933
Fruit and Vegetable Segment [Member] | Continuing Operations [Member]
Net Sales	1,202,528	1,091,997
Operating income (loss)	65,921	(34,145)
Identifiable assets	853,438	788,860
Capital expenditures	63,543	33,794
Depreciation and amortization	26,486	24,785
Prepared Foods [Member] | Continuing Operations [Member]
Net Sales	105,044	79,593
Operating income (loss)	3,774	(2,736)
Identifiable assets	51,803	55,378
Capital expenditures	2,122	1,427
Depreciation and amortization	3,564	3,980
Snack Segment [Member] | Continuing Operations [Member]
Net Sales	11,475	9,684
Operating income (loss)	837	(8)
Identifiable assets	2,054	2,056
Capital expenditures	19	54
Depreciation and amortization	207	249
Corporate and Other [Member] | Continuing Operations [Member]
Net Sales	16,722	18,307
Operating income (loss)	(8)	(1,190)
Identifiable assets	773
Capital expenditures	756	2,354
Depreciation and amortization	$ 676	919
Other Segments [Member] | Continuing Operations [Member]
Identifiable assets		$ 1,347